Share-based Payments - Summary of Number and Weighted Average Exercise Price of Share Options (Detail)	12 Months Ended
	Jun. 30, 2018 AUD ($) shares	Jun. 30, 2017 AUD ($) shares	Jun. 30, 2016 AUD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Number of shares, Outstanding at the beginning of the year	9,724,000	12,220,000	12,500,000
Number of shares, Granted during the year	19,950,000	2,200,000	6,720,000
Number of shares, Lapsed or forfeited during the year	(5,196,668)	(4,696,000)	(7,000,000)
Number of shares, Outstanding at the end of the year	24,477,332	9,724,000	12,220,000
Number of shares, Options exercisable at the end of the year	6,527,333	6,497,333	8,292,000
Weighted average exercise price, Outstanding at the beginning of the year | $	$ 0.832	$ 1.079	$ 1.234
Weighted average exercise price, Granted during the year | $	0.218	0.166	0.770
Weighted average exercise price, Lapsed or forfeited during the year | $	0.426	1.164	1.060
Weighted average exercise price, Outstanding at the end of the year | $	$ 0.416	$ 0.832	$ 1.079